Balance Sheet Components (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and payroll related expenses	$ 769,793	$ 503,629
Rent expenses - related party	3,524,400	3,124,800
Legal expenses	833,333	325,000
Consulting expenses	80,917	268,684
CEO expenses	119,075	179,075
Other accrued expenses and current liabilities	922,005	340,307
Total accrued expenses and other current liabilities	$ 6,249,523	$ 4,741,495	$ 4,385,398